NVIT Putnam International Value Fund Performance Management - NVIT Putnam International Value Fund	Dec. 31, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]	The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows the volatility or variability of the Fund’s annual total returns over time and shows that Fund performance can change from year to year. The table shows the Fund’s average annual total returns for certain time periods compared to the returns of a broad-based securities market index and an additional index. The additional index has characteristics relevant to the Fund’s investment strategy. Remember, however, that past performance is not necessarily an indication of how the Fund will perform in the future. The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance contracts. If these amounts were reflected, returns would be less than those shown.The Fund compares its performance to the MSCI EAFE Index to satisfy a Securities and Exchange Commission (SEC) disclosure requirement.
The Fund's performance prior to February 3, 2025 reflects returns pursuant to different subadvisers than the Fund's current subadviser. If the Fund's current strategies and subadviser had been in place for the periods shown, the performance information would have been different.
Performance Past Does Not Indicate Future [Text]	 Remember, however, that past performance is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart shows the volatility or variability of the Fund’s annual total returns over time and shows that Fund performance can change from year to year. The table shows the Fund’s average annual total returns for certain time periods compared to the returns of a broad-based securities market index and an additional index. The additional index has characteristics relevant to the Fund’s investment strategy.
Performance One Year or Less [Text]	The Fund had not commenced offering Class II or Class Y shares as of the date of this Prospectus. Class X and Class Z shares commenced operations on October 12, 2020.
Bar Chart Does Not Reflect Sales Loads [Text]	 The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance contracts. If these amounts were reflected, returns would be less than those shown.
Bar Chart [Heading]	Annual Total Returns– Class I Shares <br/>(Years Ended December 31,)
Bar Chart Closing [Text Block]	Highest Quarter:19.29%–4Q 2020Lowest Quarter:-24.78%–1Q 2020
Performance Table Heading	Average Annual Total Returns <br/>(For the Periods Ended December 31, 2025)
Performance Table Narrative	The Fund had not commenced offering Class II or Class Y shares as of the date of this Prospectus. Class X and Class Z shares commenced operations on October 12, 2020. Pre-inception historical performance for Class II, Class X, Class Y and Class Z shares is based on the previous performance of Class I shares. Performance for Class II and Class Z shares has been adjusted to reflect those share classes’ higher expenses than those of Class I shares. Performance for Class X and Class Y shares has not been adjusted to reflect those share classes’ lower expenses than those of Class I shares.
Class I Shares
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Highest Quarter:
Highest Quarterly Return	19.29%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarter:
Lowest Quarterly Return	(24.78%)
Lowest Quarterly Return, Date	Mar. 31, 2020